THE ALGER FUNDS II

QUARTERLY REPORT
JULY 31, 2022

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—110.1%	SHARES	VALUE
AEROSPACE & DEFENSE—4.1%
HEICO Corp., Cl. A+	795,575	$101,579,016
TransDigm Group, Inc.*,+	117,516	73,134,907
		174,713,923
AIR FREIGHT & LOGISTICS—0.4%
GXO Logistics, Inc.*	387,037	18,577,776
APPAREL ACCESSORIES & LUXURY GOODS—0.3%
Lululemon Athletica, Inc.*	35,316	10,965,971
APPAREL RETAIL—0.5%
Aritzia, Inc.*	673,627	21,250,561
APPLICATION SOFTWARE—6.2%
Avalara, Inc.*	182,988	15,996,811
Cadence Design Systems, Inc.*	248,158	46,177,240
Datadog, Inc., Cl. A*,+	910,776	92,908,260
Intuit, Inc. +	120,070	54,772,332
Paycom Software, Inc.*	33,314	11,009,944
Paylocity Holding Corp.*	108,171	22,275,654
The Trade Desk, Inc., Cl. A*	450,211	20,259,495
		263,399,736
AUTOMOBILE MANUFACTURERS—4.4%
Rivian Automotive, Inc., Cl. A*	514,014	17,630,680
Tesla, Inc.*,+	189,019	168,500,988
		186,131,668
BIOTECHNOLOGY—6.8%
AbbVie, Inc.	500,743	71,861,628
Alkermes PLC*	1,181,169	30,237,927
BioNTech SE#	105,035	17,346,530
Celldex Therapeutics, Inc.*	156,922	4,820,644
Natera, Inc.*,+	2,012,926	94,607,522
Seagen, Inc.*	114,094	20,534,638
United Therapeutics Corp.*	130,609	30,179,822
Vertex Pharmaceuticals, Inc.*	68,030	19,076,292
		288,665,003
CASINOS & GAMING—1.8%
MGM Resorts International+	2,380,976	77,929,345
CONSUMER FINANCE—0.8%
American Express Co.	232,674	35,836,450
DATA PROCESSING & OUTSOURCED SERVICES—3.5%
Marqeta, Inc., Cl. A*	3,357,760	32,200,918
Visa, Inc., Cl. A+	541,288	114,812,598
		147,013,516
ELECTRIC UTILITIES—1.3%
NextEra Energy, Inc. +	638,872	53,978,295
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Eaton Corp., PLC	152,730	22,663,605
Generac Holdings, Inc.*	176,552	47,368,901
		70,032,506
ELECTRONIC COMPONENTS—0.8%
II-VI, Inc.*	682,770	35,941,013

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—110.1% (CONT.)	SHARES	VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
Zebra Technologies Corp., Cl. A*	79,471	$28,425,982
FINANCIAL EXCHANGES & DATA—1.5%
CME Group, Inc., Cl. A	104,365	20,818,730
S&P Global, Inc. +	111,526	42,037,495
		62,856,225
HEALTHCARE DISTRIBUTORS—2.6%
AmerisourceBergen Corp., Cl. A	208,061	30,362,342
McKesson Corp.	235,456	80,427,060
		110,789,402
HEALTHCARE EQUIPMENT—2.1%
Edwards Lifesciences Corp.*	324,664	32,641,718
Insulet Corp.*	56,916	14,103,785
Intuitive Surgical, Inc.*	190,574	43,864,418
		90,609,921
HEALTHCARE FACILITIES—0.7%
Acadia Healthcare Co., Inc.*	377,151	31,269,589
HEALTHCARE TECHNOLOGY—0.8%
Veeva Systems, Inc., Cl. A*	144,301	32,262,818
HOTELS RESORTS & CRUISE LINES—0.7%
Airbnb, Inc., Cl. A*	264,305	29,332,569
HYPERMARKETS & SUPER CENTERS—2.0%
Costco Wholesale Corp. +	154,953	83,876,059
INTERACTIVE HOME ENTERTAINMENT—0.9%
Take-Two Interactive Software, Inc.*	279,219	37,060,738
INTERACTIVE MEDIA & SERVICES—5.5%
Alphabet, Inc., Cl. C*,+	1,744,323	203,457,835
Tencent Holdings Ltd.	729,627	28,199,036
		231,656,871
INTERNET & DIRECT MARKETING RETAIL—9.6%
Alibaba Group Holding Ltd.#,*,+	405,740	36,260,984
Altaba, Inc.*,(a)	606,454	1,043,101
Amazon.com, Inc.*,+	2,286,772	308,599,881
MercadoLibre, Inc.*	75,160	61,158,444
		407,062,410
LIFE SCIENCES TOOLS & SERVICES—1.5%
Bio-Techne Corp.	165,985	63,950,701
MANAGED HEALTHCARE—2.6%
Centene Corp.*	648,134	60,257,018
UnitedHealth Group, Inc.	95,378	51,727,305
		111,984,323
MOVIES & ENTERTAINMENT—2.7%
Live Nation Entertainment, Inc.*,+	985,608	92,637,296
Netflix, Inc.*	95,696	21,522,030
		114,159,326
OIL & GAS EQUIPMENT & SERVICES—2.4%
Baker Hughes Co., Cl. A+	2,847,820	73,160,496
Schlumberger NV+	731,615	27,091,703
		100,252,199

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—110.1% (CONT.)	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—3.6%
Coterra Energy, Inc.	1,144,726	$35,017,168
Diamondback Energy, Inc.	139,880	17,907,438
EOG Resources, Inc.	295,214	32,833,701
Pioneer Natural Resources Co.+	277,467	65,745,806
		151,504,113
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy, Inc.	155,774	23,300,675
PHARMACEUTICALS—4.3%
AstraZeneca PLC#	875,217	57,965,622
Bayer AG	455,129	26,541,295
Catalent, Inc.*	451,814	51,100,163
Eli Lilly & Co.	57,915	19,093,996
Jazz Pharmaceuticals PLC*	191,375	29,865,983
		184,567,059
REAL ESTATE SERVICES—1.0%
FirstService Corp.	311,957	41,752,325
REGIONAL BANKS—0.9%
SVB Financial Group*	96,668	39,010,371
RESTAURANTS—3.6%
Shake Shack, Inc., Cl. A*,(b)	2,147,120	110,490,795
The Cheesecake Factory, Inc.	1,469,701	42,959,360
		153,450,155
SEMICONDUCTOR EQUIPMENT—3.3%
Applied Materials, Inc.+	479,628	50,830,975
SolarEdge Technologies, Inc.*,+	251,920	90,723,950
		141,554,925
SEMICONDUCTORS—3.8%
Advanced Micro Devices, Inc.*,+	1,238,931	117,041,812
NVIDIA Corp.+	119,670	21,735,662
NXP Semiconductors NV	113,723	20,911,385
		159,688,859
SPECIALTY CHEMICALS—1.7%
Albemarle Corp.	290,794	71,043,882
SYSTEMS SOFTWARE—12.4%
Crowdstrike Holdings, Inc., Cl. A*	219,244	40,253,198
Microsoft Corp.+	1,528,666	429,157,693
Palo Alto Networks, Inc.*	38,021	18,976,281
ServiceNow, Inc.*	88,509	39,533,430
		527,920,602
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.4%
Apple, Inc.+	1,412,172	229,492,072
TRUCKING—0.8%
Old Dominion Freight Line, Inc.	114,004	34,601,354
TOTAL COMMON STOCKS		4,677,871,288
(Cost $4,085,726,132)

PREFERRED STOCKS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	2,912,012	—

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

PREFERRED STOCKS—0.2% (CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.2%
Chime Financial, Inc., Series G*,@,(a)	188,583	$9,310,343
TOTAL PREFERRED STOCKS
(Cost $26,129,444)		9,310,343

REAL ESTATE INVESTMENT TRUST—0.8%	SHARES	VALUE
SPECIALIZED—0.8%
Crown Castle International Corp.	177,375	32,044,567
(Cost $31,219,441)		32,044,567

SPECIAL PURPOSE VEHICLE—0.3%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.3%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	294	8,671,530
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	183	5,515,986
		14,187,516
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $11,925,000)		14,187,516
Total Investments
(Cost $4,155,000,017)	111.4%	$4,733,413,714
Affiliated Securities (Cost $143,175,907)		124,678,311
Unaffiliated Securities (Cost $4,011,824,110)		4,608,735,403
Securities Sold Short (Proceeds $450,320,243)	(9.5)%	(404,509,588)
Liabilities in Excess of Other Assets	(1.9)%	(81,183,907)
NET ASSETS	100.0%	$4,247,720,219

+	All or a portion of this security is held as collateral for securities sold short.
#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2022
Chime Financial, Inc., Series G	8/24/21	$13,025,390	0.15%	$9,310,343	0.22%
Crosslink Ventures Capital LLC, Cl. A	10/2/20	7,350,000	0.10%	8,671,530	0.20%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	4,575,000	0.06%	5,515,986	0.13%
Prosetta Biosciences, Inc., Series D	2/6/15	13,104,054	0.28%	0	0.00%
Total				$23,497,859	0.55%

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short July 31, 2022 (Unaudited)

COMMON STOCKS—(9.5)%	SHARES	VALUE
APPLICATION SOFTWARE—(0.2)%
Elastic NV	(90,813)	$(7,255,051)
AUTO PARTS & EQUIPMENT—(0.3)%
QuantumScape Corp., Cl. A	(1,369,662)	(14,819,743)
AUTOMOBILE MANUFACTURERS—(0.3)%
Lucid Group, Inc.	(466,217)	(8,508,460)
Thor Industries, Inc.	(75,267)	(6,347,266)
		(14,855,726)
BIOTECHNOLOGY—(0.2)%
Regeneron Pharmaceuticals, Inc.	(17,361)	(10,098,720)
CABLE & SATELLITE—(0.2)%
Charter Communications, Inc., Cl. A	(21,635)	(9,348,483)
EXCHANGE TRADED FUNDS—(1.1)%
Direxion NASDAQ-100 Equal Weighted Index Shares	(682,471)	(47,547,755)
GENERAL MERCHANDISE STORES—(0.8)%
Target Corp.	(198,309)	(32,399,724)
HOME FURNISHINGS—(0.1)%
Tempur Sealy International, Inc.	(159,972)	(4,396,031)
HOME IMPROVEMENT RETAIL—(0.3)%
Floor & Decor Holdings, Inc., Cl. A	(163,422)	(13,166,911)
HOUSEHOLD PRODUCTS—(0.5)%
The Clorox Co.	(144,541)	(20,501,695)
INTERNET & DIRECT MARKETING RETAIL—(0.3)%
Wayfair, Inc., Cl. A	(214,196)	(11,547,306)
LIFE SCIENCES TOOLS & SERVICES—(0.4)%
Charles River Laboratories International, Inc.	(60,431)	(15,140,383)
MARKET INDICES—(3.1)%
iShares Russell Mid-Cap Growth ETF	(481,069)	(42,771,845)
SPDR S&P 500 ETF Trust	(218,908)	(90,187,907)
		(132,959,752)
OTHER DIVERSIFIED FINANCIAL SERVICES—(0.7)%
iShares 20+ Year Treasury Bond ETF	(246,057)	(28,894,474)
SYSTEMS SOFTWARE—(0.4)%
Monday.com Ltd.	(47,448)	(4,874,333)
Zscaler, Inc.	(96,266)	(14,927,006)
		(19,801,339)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.6)%
HP, Inc.	(456,101)	(15,229,212)
Logitech International SA#	(115,452)	(6,547,283)
		(21,776,495)
TOTAL COMMON STOCKS
(Proceeds $450,320,243)		$(404,509,588)

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short July 31, 2022 (Unaudited) (Continued)

VALUE
Total Securities Sold Short
(Proceeds $450,320,243)	$(404,509,588)

#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—80.6%	SHARES	VALUE
AEROSPACE & DEFENSE—5.7%
HEICO Corp.+	48,412	$7,635,057
HEICO Corp., Cl. A+	40,387	5,156,612
Kratos Defense & Security Solutions, Inc.*,+	79,623	1,145,775
TransDigm Group, Inc.*,+	22,686	14,118,405
Triumph Group, Inc.*	159,587	2,479,982
		30,535,831
APPAREL RETAIL—0.7%
Aritzia, Inc.*	43,010	1,356,814
MYT Netherlands Parent BV#,*	179,850	2,372,222
		3,729,036
APPLICATION SOFTWARE—10.1%
Altair Engineering, Inc., Cl. A*	2,802	165,066
Avalara, Inc.*	36,489	3,189,868
Bill.com Holdings, Inc.*	4,834	652,977
Cerence, Inc.*	13,278	374,041
Datadog, Inc., Cl. A*	75,548	7,706,651
Ebix, Inc.+	80,154	1,896,444
Everbridge, Inc.*	2,061	51,813
HubSpot, Inc.*	11,067	3,408,636
Intuit, Inc.+	5,898	2,690,491
Paylocity Holding Corp.*,+	75,483	15,544,214
Procore Technologies, Inc.*	61,173	3,162,644
SEMrush Holdings, Inc., Cl. A*	28,850	350,816
Splunk, Inc.*	10,513	1,092,406
Sprinklr, Inc., Cl. A*	162,250	1,839,915
Sprout Social, Inc., Cl. A*,+	23,150	1,206,115
SPS Commerce, Inc.*,+	52,096	6,239,017
The Trade Desk, Inc., Cl. A*,+	6,625	298,125
Vertex, Inc., Cl. A*,+	349,891	3,936,274
		53,805,513
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
Hamilton Lane, Inc., Cl. A+	65,623	4,959,130
StepStone Group, Inc., Cl. A+	200,738	5,347,660
		10,306,790
AUTOMOBILE MANUFACTURERS—1.1%
Tesla, Inc.*,+	6,517	5,809,580

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—80.6% (CONT.)	SHARES	VALUE
BIOTECHNOLOGY—5.4%
AbbVie, Inc.	8,001	$1,148,223
ACADIA Pharmaceuticals, Inc.*,+	190,336	2,796,036
ADMA Biologics, Inc.*	840,368	1,798,387
Alkermes PLC*	79,319	2,030,566
Apellis Pharmaceuticals, Inc.*	29,902	1,682,885
BioMarin Pharmaceutical, Inc.*	32,959	2,836,122
BioNTech SE#,+	9,778	1,614,837
Celldex Therapeutics, Inc.*	40,092	1,231,626
Natera, Inc.*,+	154,094	7,242,418
Seagen, Inc.*	13,602	2,448,088
Ultragenyx Pharmaceutical, Inc.*	22,113	1,178,181
United Therapeutics Corp.*	4,871	1,125,542
Vertex Pharmaceuticals, Inc.*	6,260	1,755,367
		28,888,278
CASINOS & GAMING—0.9%
MGM Resorts International+	151,925	4,972,505
CONSTRUCTION & ENGINEERING—0.5%
Ameresco, Inc., Cl. A*,+	46,127	2,639,387
CONSUMER FINANCE—1.3%
American Express Co.	31,382	4,833,456
LendingTree, Inc.*	5,118	233,278
Upstart Holdings, Inc.*,+	74,659	1,816,454
		6,883,188
DATA PROCESSING & OUTSOURCED SERVICES—0.2%
Marqeta, Inc., Cl. A*	126,412	1,212,291
DIVERSIFIED BANKS—0.4%
JPMorgan Chase & Co.	20,823	2,402,141
DIVERSIFIED METALS & MINING—0.5%
MP Materials Corp.*,+	86,035	2,888,195
DIVERSIFIED SUPPORT SERVICES—0.7%
UniFirst Corp.	18,620	3,647,472
EDUCATION SERVICES—1.1%
Chegg, Inc.*,+	288,014	6,134,698
Duolingo, Inc., Cl. A*	179	16,423
		6,151,121
ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
Generac Holdings, Inc.*,+	26,114	7,006,386
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.9%
908 Devices, Inc.*	189,561	4,265,123
Novanta, Inc.*	4,767	735,071
		5,000,194
ENVIRONMENTAL & FACILITIES SERVICES—4.4%
Casella Waste Systems, Inc., Cl. A*,+	50,043	4,050,981
Montrose Environmental Group, Inc.*,+	263,034	10,552,924
Waste Connections, Inc.+	66,963	8,930,855
		23,534,760
GENERAL MERCHANDISE STORES—0.2%
Ollie’s Bargain Outlet Holdings, Inc.*,+	21,212	1,250,447

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—80.6% (CONT.)	SHARES	VALUE
HEALTHCARE DISTRIBUTORS—0.1%
PetIQ, Inc., Cl. A*	16,984	$278,538
HEALTHCARE EQUIPMENT—4.6%
Edwards Lifesciences Corp.*,+	12,181	1,224,678
Glaukos Corp.*,+	129,641	6,981,168
Impulse Dynamics NV, Series E*,@,(a)	1,056,141	3,485,265
Inogen, Inc.*	88,370	2,458,453
Insulet Corp.*,+	11,403	2,825,663
Intuitive Surgical, Inc.*	6,750	1,553,648
Nevro Corp.*,+	77,510	3,360,059
TransMedics Group, Inc.*	60,476	2,442,021
		24,330,955
HEALTHCARE FACILITIES—0.3%
Acadia Healthcare Co., Inc.*	22,598	1,873,600
HEALTHCARE SERVICES—1.1%
Accolade, Inc.*	183,626	1,696,704
Agiliti, Inc.*	188,294	4,121,756
		5,818,460
HEALTHCARE TECHNOLOGY—0.8%
Definitive Healthcare Corp., Cl. A*	361	9,379
Inspire Medical Systems, Inc.*	6,342	1,325,414
Phreesia, Inc.*	74,655	1,753,646
Veeva Systems, Inc., Cl. A*,+	5,581	1,247,800
		4,336,239
INSURANCE BROKERS—0.1%
Goosehead Insurance, Inc., Cl. A	7,809	438,944
INTERACTIVE HOME ENTERTAINMENT—0.2%
Take-Two Interactive Software, Inc.*	9,467	1,256,555
INTERACTIVE MEDIA & SERVICES—0.8%
Tencent Holdings Ltd.	105,006	4,058,331
INTERNET & DIRECT MARKETING RETAIL—3.0%
Amazon.com, Inc.*	80,149	10,816,107
MercadoLibre, Inc.*	4,536	3,690,989
The RealReal, Inc.*	616,205	1,435,758
		15,942,854
INTERNET SERVICES & INFRASTRUCTURE—1.0%
BigCommerce Holdings, Inc.*	5,197	81,333
MongoDB, Inc., Cl. A*	16,402	5,125,133
		5,206,466
IT CONSULTING & OTHER SERVICES—0.5%
CI&T, Inc., Cl. A*	87,546	991,021
Globant SA*	8,851	1,763,473
		2,754,494
LEISURE FACILITIES—0.2%
Planet Fitness, Inc., Cl. A*	14,494	1,142,272

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—80.6% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—1.4%
NeoGenomics, Inc.*,+	10,313	$104,367
Repligen Corp.*	11,366	2,425,050
Thermo Fisher Scientific, Inc.	4,258	2,548,030
Waters Corp.*	6,595	2,400,778
		7,478,225
MANAGED HEALTHCARE—0.8%
Centene Corp.*	44,139	4,103,603
Progyny, Inc.*	10,547	322,000
		4,425,603
MOVIES & ENTERTAINMENT—1.4%
Live Nation Entertainment, Inc.*,+	77,325	7,267,777
OIL & GAS EQUIPMENT & SERVICES—2.9%
Baker Hughes Co., Cl. A+	97,185	2,496,683
Core Laboratories NV+	333,207	6,310,940
Dril-Quip, Inc.*	169,791	4,355,139
Schlumberger NV+	66,238	2,452,793
		15,615,555
OIL & GAS EXPLORATION & PRODUCTION—4.0%
Coterra Energy, Inc.+	218,577	6,686,271
EOG Resources, Inc.+	66,123	7,354,200
Pioneer Natural Resources Co.+	30,893	7,320,096
		21,360,567
PHARMACEUTICALS—0.9%
Aerie Pharmaceuticals, Inc.*	147,529	1,034,178
Bayer AG	20,577	1,199,968
Catalent, Inc.*	21,212	2,399,077
		4,633,223
REAL ESTATE SERVICES—2.5%
FirstService Corp.+	98,938	13,241,862
REGIONAL BANKS—2.9%
Seacoast Banking Corp. of Florida	51,107	1,828,609
Signature Bank+	64,016	11,879,449
SVB Financial Group*	4,293	1,732,440
		15,440,498
RESTAURANTS—1.9%
Shake Shack, Inc., Cl. A*	72,794	3,745,979
The Cheesecake Factory, Inc.+	166,721	4,873,255
Wingstop, Inc.	10,306	1,300,411
		9,919,645
SEMICONDUCTOR EQUIPMENT—1.8%
Applied Materials, Inc.+	39,222	4,156,748
SolarEdge Technologies, Inc.*,+	14,595	5,256,097
		9,412,845

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—80.6% (CONT.)	SHARES	VALUE
SEMICONDUCTORS—3.3%
Advanced Micro Devices, Inc.*,+	72,988	$6,895,176
Impinj, Inc.*	59,845	5,088,022
NXP Semiconductors NV	13,144	2,416,919
SiTime Corp.*	16,701	3,106,052
		17,506,169
SPECIALTY CHEMICALS—1.2%
Albemarle Corp.	25,278	6,175,668
SYSTEMS SOFTWARE—3.9%
Crowdstrike Holdings, Inc., Cl. A*	12,213	2,242,307
Microsoft Corp.+	51,971	14,590,338
Rapid7, Inc.*	2,415	154,488
ServiceNow, Inc.*	8,306	3,709,958
		20,697,091
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.9%
Apple, Inc.	30,134	4,897,076
THRIFTS & MORTGAGE FINANCE—0.1%
Axos Financial, Inc.*,+	18,210	760,450
TRADING COMPANIES & DISTRIBUTORS—0.3%
SiteOne Landscape Supply, Inc.*,+	10,295	1,434,402
TRUCKING—0.4%
Old Dominion Freight Line, Inc.	1,747	530,232
XPO Logistics, Inc.*	28,763	1,718,302
		2,248,534
TOTAL COMMON STOCKS
(Cost $443,637,219)		430,616,013

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	41,418	—
(Cost $186,381)		—

RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(c)	126,108	74,404
(Cost $67,638)		74,404

REAL ESTATE INVESTMENT TRUST—0.5%	SHARES	VALUE
INDUSTRIAL—0.5%
Prologis, Inc.	18,588	2,464,025
(Cost $2,266,858)		2,464,025

SPECIAL PURPOSE VEHICLE—0.3%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.3%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	37	1,091,315
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	22	663,124
		1,754,439
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,475,000)		1,754,439

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

PURCHASED OPTIONS—0.0% SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNTS	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
PUT OPTIONS—0.0%
Twist Bioscience Corp., 10/21/22, $30.00	$1,968,300	BNP Paribas	450	$94,500
Twist Bioscience Corp., 8/19/22, $35.00	$1,968,300	BNP Paribas	450	58,500
(Cost $276,488)				153,000
TOTAL PURCHASED OPTIONS
(Cost $276,488)				153,000
Total Investments
(Cost $447,909,584)			81.4%	$435,061,881
Affiliated Securities (Cost $1,661,381)				1,754,439
Unaffiliated Securities (Cost $446,248,203)				433,307,442
Securities Sold Short (Proceeds $289,609,471)			(43.8)%	(234,044,246)
Swaps			0.0%	106,649
Other Assets in Excess of Liabilities			62.4%	333,359,655
NET ASSETS			100.0%	$534,483,939

+	All or a portion of this security is held as collateral for securities sold short.

#	American Depositary Receipts.

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(c)	Contingent Deferred Rights.

*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 7/31/2022
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$925,000	0.24%	$1,091,315	0.21%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	550,000	0.11%	663,124	0.12%
Impulse Dynamics NV, Series E	2/11/22	3,485,265	0.47%	3,485,265	0.65%
Prosetta Biosciences, Inc., Series D	2/6/15	186,381	0.25%	0	0.00%
Tolero CDR	2/6/17	67,638	0.09%	74,404	0.01%
Total				$5,314,108	0.99%

Swaps outstanding as of July 31, 2022:

Centrally cleared swaps - Contracts for difference

Contract Amount	Counterparty	Reference Company	Market Value	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
(15,703)	Goldman Sachs	The Clorox Co.	$106,649	$106,649	$—	$106,649
Total			106,649	$106,649	$—	$106,649

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short July 31, 2022 (Unaudited)

COMMON STOCKS—(42.8)%	SHARES	VALUE
ADVERTISING—(0.4)%
Cardlytics, Inc.	(135,433)	$(1,868,975)
AEROSPACE & DEFENSE—(0.8)%
Archer Aviation, Inc., Cl. A	(1,094,206)	(4,420,592)
AIRLINES—(1.7)%
Blade Air Mobility, Inc.	(219,146)	(1,217,356)
Joby Aviation, Inc.	(1,414,985)	(7,839,017)
		(9,056,373)
APPAREL ACCESSORIES & LUXURY GOODS—0.0%
Oxford Industries, Inc.	(2,674)	(255,100)
APPAREL RETAIL—0.0%
Boot Barn Holdings, Inc.	(3,469)	(216,119)
APPLICATION SOFTWARE—(2.4)%
Amplitude, Inc., Cl. A	(166,852)	(2,466,073)
Elastic NV	(28,610)	(2,285,653)
HashiCorp, Inc., Cl. A	(71,886)	(2,605,149)
Latch, Inc.	(795,673)	(954,808)
MicroStrategy, Inc., Cl. A	(4,893)	(1,399,692)
Palantir Technologies, Inc., Cl. A	(231,575)	(2,396,801)
		(12,108,176)
ASSET MANAGEMENT & CUSTODY BANKS—(0.1)%
Main Street Capital Corp.	(5,909)	(266,023)
AUTO PARTS & EQUIPMENT—(1.9)%
LCI Industries	(12,705)	(1,716,318)
Patrick Industries, Inc.	(23,654)	(1,436,271)
QuantumScape Corp., Cl. A	(642,692)	(6,953,927)
		(10,106,516)
AUTOMOBILE MANUFACTURERS—(0.9)%
Fisker, Inc.	(361,653)	(3,464,636)
Thor Industries, Inc.	(21,594)	(1,821,022)
		(5,285,658)
AUTOMOTIVE RETAIL—(1.0)%
Carvana Co., Cl. A	(182,425)	(5,317,689)
BIOTECHNOLOGY—(2.6)%
Exact Sciences Corp.	(25,229)	(1,137,828)
Novavax, Inc.	(31,636)	(1,724,478)
Regeneron Pharmaceuticals, Inc.	(3,059)	(1,779,390)
Twist Bioscience Corp.	(214,826)	(9,396,489)
		(14,038,185)
BROADCASTING—(0.2)%
Paramount Global, Cl. B	(48,057)	(1,136,548)
CABLE & SATELLITE—(0.7)%
Charter Communications, Inc., Cl. A	(8,309)	(3,590,319)
CASINOS & GAMING—(0.2)%
Boyd Gaming Corp.	(21,546)	(1,196,019)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—(42.8)% (CONT.)	SHARES	VALUE
COMMODITY CHEMICALS—(1.5)%
PureCycle Technologies, Inc.	(1,069,177)	$(8,104,362)
COMPUTER & ELECTRONICS RETAIL—(0.4)%
Best Buy Co., Inc.	(24,435)	(1,881,251)
DATA PROCESSING & OUTSOURCED SERVICES—(0.5)%
Affirm Holdings, Inc., Cl. A	(100,754)	(2,704,237)
DEPARTMENT STORES—(0.2)%
Nordstrom, Inc.	(42,488)	(998,893)
DIVERSIFIED SUPPORT SERVICES—(0.4)%
Healthcare Services Group, Inc.	(134,388)	(1,927,124)
ELECTRICAL COMPONENTS & EQUIPMENT—(2.0)%
FREYR Battery SA	(656,634)	(6,553,207)
Shoals Technologies Group, Inc., Cl. A	(143,522)	(3,391,425)
Vicor Corp.	(12,094)	(882,378)
		(10,827,010)
ELECTRONIC EQUIPMENT & INSTRUMENTS—(1.8)%
SmartRent, Inc., Cl. A	(1,685,592)	(9,540,451)
EXCHANGE TRADED FUNDS—(6.1)%
ARK Genomic Revolution ETF	(621,964)	(22,770,102)
ARK Next Generation Internet ETF	(173,708)	(9,463,612)
		(32,233,714)
FOOD RETAIL—(0.2)%
Sprouts Farmers Market, Inc.	(43,052)	(1,189,957)
GENERAL MERCHANDISE STORES—(0.5)%
Target Corp.	(14,763)	(2,411,979)
HEALTHCARE EQUIPMENT—(0.2)%
IDEXX Laboratories, Inc.	(3,152)	(1,258,215)
HEALTHCARE SERVICES—(0.5)%
23andMe Holding Co., Cl. A	(880,730)	(2,448,429)
HEALTHCARE TECHNOLOGY—(0.4)%
American Well Corp., Cl. A	(384,922)	(1,501,196)
Health Catalyst, Inc.	(28,847)	(482,899)
		(1,984,095)
HOME FURNISHINGS—(0.6)%
Tempur Sealy International, Inc.	(112,301)	(3,086,032)
HOME IMPROVEMENT RETAIL—(0.3)%
Floor & Decor Holdings, Inc., Cl. A	(16,698)	(1,345,358)
HYPERMARKETS & SUPER CENTERS—(0.3)%
Walmart, Inc.	(13,824)	(1,825,459)
INDUSTRIAL MACHINERY—(0.9)%
Desktop Metal, Inc. Cl. A	(1,327,444)	(2,827,456)
Velo3D, Inc.	(697,666)	(2,239,508)
		(5,066,964)
INTERACTIVE MEDIA & SERVICES—(0.5)%
Twitter, Inc.	(60,372)	(2,512,079)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—(42.8)% (CONT.)	SHARES	VALUE
INTERNET & DIRECT MARKETING RETAIL—(1.2)%
DoorDash, Inc., Cl. A	(32,757)	$(2,284,801)
eBay, Inc.	(27,201)	(1,322,785)
Porch Group, Inc.	(197,212)	(380,619)
Poshmark, Inc., Cl. A	(82,697)	(892,301)
Rent the Runway, Inc., Cl. A	(85,526)	(379,735)
Vivid Seats, Inc., Cl. A	(30,464)	(254,679)
Wayfair, Inc., Cl. A	(21,402)	(1,153,782)
		(6,668,702)
INTERNET SERVICES & INFRASTRUCTURE—(1.3)%
Cloudflare, Inc., Cl. A	(76,179)	(3,833,327)
DigitalOcean Holdings, Inc.	(49,787)	(2,040,271)
Snowflake, Inc., Cl. A	(8,846)	(1,326,104)
		(7,199,702)
IT CONSULTING & OTHER SERVICES—(0.2)%
Accenture PLC, Cl. A	(3,657)	(1,119,993)
LIFE & HEALTH INSURANCE—(0.4)%
Trupanion, Inc.	(35,512)	(2,238,321)
LIFE SCIENCES TOOLS & SERVICES—(0.5)%
Charles River Laboratories International, Inc.	(9,115)	(2,283,672)
Lonza Group AG	(1,019)	(619,136)
		(2,902,808)
MARKET INDICES—(2.1)%
iShares Russell 2000 Growth ETF	(47,998)	(11,020,821)
METAL & GLASS CONTAINERS—(0.2)%
O-I Glass, Inc.	(86,144)	(1,267,178)
PAPER PACKAGING—(0.6)%
Ranpak Holdings Corp., Cl. A	(664,212)	(3,394,123)
PROPERTY & CASUALTY INSURANCE—(0.4)%
Lemonade, Inc.	(108,733)	(2,049,617)
REAL ESTATE SERVICES—(1.4)%
Offerpad Solutions, Inc.	(1,187,989)	(2,506,657)
Opendoor Technologies, Inc.	(802,644)	(3,940,982)
Zillow Group, Inc., Cl. A	(34,320)	(1,201,200)
		(7,648,839)
REGIONAL BANKS—(1.1)%
Silvergate Capital Corp., Cl. A	(63,900)	(5,961,231)
RESTAURANTS—(0.3)%
Portillo’s, Inc., Cl. A	(53,134)	(1,213,049)
Sweetgreen, Inc., Cl. A	(41,123)	(646,042)
		(1,859,091)
SPECIALTY CHEMICALS—(0.2)%
PPG Industries, Inc.	(9,966)	(1,288,504)
SPECIALTY STORES—(0.8)%
Dick’s Sporting Goods, Inc.	(13,151)	(1,230,802)
Five Below, Inc.	(15,358)	(1,951,541)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—(42.8)% (CONT.)	SHARES	VALUE
SPECIALTY STORES—(0.8)% (CONT.)
Tractor Supply Co.	(6,248)	$(1,196,367)
		(4,378,710)
SYSTEMS SOFTWARE—(1.2)%
Monday.com Ltd.	(15,431)	(1,585,227)
SentinelOne, Inc., Cl. A	(42,977)	(1,067,978)
UiPath, Inc., Cl. A	(84,486)	(1,548,628)
Zscaler, Inc.	(12,597)	(1,953,291)
		(6,155,124)
TECHNOLOGY HARDWARE STORAGE &
PERIPHERALS—(0.3)%
HP, Inc.	(37,375)	(1,247,951)
Logitech International SA	(11,169)	(633,394)
		(1,881,345)
TRUCKING—(0.4)%
Lyft, Inc., Cl. A	(138,662)	(1,921,855)
TOTAL COMMON STOCKS
(Proceeds $283,304,399)		$(229,163,865)

REAL ESTATE INVESTMENT TRUST—(1.0)%	SHARES	VALUE
DIVERSIFIED—(0.4)%
Empire State Realty Trust, Inc., Cl. A	(236,497)	(2,017,319)
HEALTHCARE—(0.2)%
Omega Healthcare Investors, Inc.	(29,925)	(927,675)
OFFICE—(0.1)%
Paramount Group, Inc.	(40,832)	(320,531)
REAL ESTATE OPERATING COMPANIES—(0.3)%
Seritage Growth Properties, Cl. A	(133,973)	(1,610,356)
RETAIL—0.0%
CBL & Associates Properties, Inc.	(75)	(2,309)
Pennsylvania Real Estate Investment Trust	(402)	(2,191)
		(4,500)
TOTAL REAL ESTATE INVESTMENT TRUST
(Proceeds $6,305,072)		$(4,880,381)
Total Securities Sold Short
(Proceeds $289,609,471)		$(234,044,246)

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—97.9%	SHARES	VALUE
ARGENTINA—4.8%
IT CONSULTING & OTHER SERVICES—4.8%
Globant SA*	7,350	$1,464,414
(Cost $1,756,061)
BRAZIL—12.5%
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Vinci Partners Investments Ltd., Cl. A	31,922	307,728
DIVERSIFIED CAPITAL MARKETS—3.4%
Banco BTG Pactual SA	237,000	1,031,918
FOOTWEAR—4.2%
Arezzo Industria e Comercio SA	84,000	1,284,890
HEALTHCARE FACILITIES—1.1%
Rede D’Or Sao Luiz SA	56,000	350,538
HEAVY ELECTRICAL EQUIPMENT—1.4%
Aeris Industria E Comercio de Equipamentos Para Geracao de Energia SA	714,000	413,957
RESEARCH & CONSULTING SERVICES—0.7%
Boa Vista Servicos SA	214,000	222,501
SPECIALTY STORES—0.7%
Pet Center Comercio e Participacoes SA	120,000	224,488
TOTAL BRAZIL
(Cost $4,619,245)		3,836,020
CHINA—42.3%
APPAREL ACCESSORIES & LUXURY GOODS—2.6%
Li Ning Co., Ltd.	99,000	803,046
APPLICATION SOFTWARE—4.5%
Glodon Co., Ltd., Cl. A	101,000	694,313
Thunder Software Technology Co., Ltd., Cl. A	31,978	675,516
		1,369,829
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
Noah Holdings Ltd.#,*	28,514	496,144
AUTOMOBILE MANUFACTURERS—5.2%
BYD Co., Ltd., Cl. H	43,522	1,592,285
BREWERS—4.8%
Budweiser Brewing Co. APAC Ltd.	528,000	1,461,989
DIVERSIFIED METALS & MINING—1.2%
Ganfeng Lithium Co., Ltd., Cl. H	42,000	379,773
FINANCIAL EXCHANGES & DATA—3.2%
East Money Information Co., Ltd., Cl. A	300,782	994,184
INDUSTRIAL MACHINERY—3.3%
Han’s Laser Technology Industry Group Co., Ltd., Cl. A	211,200	995,467
INTERNET & DIRECT MARKETING RETAIL—8.3%
JD.com, Inc.#	15,740	936,530
JD.com, Inc., Cl. A	34,619	1,032,767

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—97.9% (CONT.)	SHARES	VALUE
CHINA—42.3% (CONT.)
INTERNET & DIRECT MARKETING RETAIL—8.3% (CONT.)
Meituan, Cl. B*	26,000	$583,263
		2,552,560
OIL & GAS DRILLING—3.1%
China Oilfield Services Ltd., Cl. H	1,040,000	958,018
SEMICONDUCTORS—4.5%
LONGi Green Energy Technology Co., Ltd., Cl. A	148,971	1,362,097
TOTAL CHINA
(Cost $14,529,739)		12,965,392
GREECE—2.4%
SPECIALTY STORES—2.4%
JUMBO SA	47,500	736,297
(Cost $824,758)
HONG KONG—2.4%
FINANCIAL EXCHANGES & DATA—2.4%
Hong Kong Exchanges & Clearing Ltd.	16,176	742,319
(Cost $908,184)
INDIA—9.6%
APPLICATION SOFTWARE—1.3%
Route Mobile Ltd.	22,000	390,429
DIVERSIFIED BANKS—2.6%
HDFC Bank Ltd.	43,500	793,458
HOUSEHOLD APPLIANCES—1.1%
Amber Enterprises India Ltd.*	11,000	347,183
INVESTMENT BANKING & BROKERAGE—1.7%
Angel One Ltd.	31,000	537,818
LIFE SCIENCES TOOLS & SERVICES—2.9%
Syngene International Ltd.	123,000	883,877
TOTAL INDIA
(Cost $3,518,727)		2,952,765
INDONESIA—2.1%
REGIONAL BANKS—2.1%
Bank BTPN Syariah Tbk PT	3,358,570	637,242
(Cost $799,775)
SOUTH KOREA—5.8%
SEMICONDUCTORS—2.7%
LEENO Industrial, Inc.	8,189	829,127
SPECIALTY CHEMICALS—3.1%
Chunbo Co., Ltd.	5,123	931,316
TOTAL SOUTH KOREA
(Cost $1,520,843)		1,760,443
TAIWAN—8.1%
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.9%
Chroma ATE, Inc.	155,000	892,341

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—97.9% (CONT.)	SHARES	VALUE
TAIWAN—8.1% (CONT.)
SEMICONDUCTORS—5.2%
Realtek Semiconductor Corp.	51,000	$584,807
Taiwan Semiconductor Manufacturing Co., Ltd.	59,500	1,017,477
		1,602,284
TOTAL TAIWAN
(Cost $3,247,496)		2,494,625
UNITED STATES—5.7%
IT CONSULTING & OTHER SERVICES—5.7%
EPAM Systems, Inc.*	4,950	1,728,788
(Cost $1,256,175)
VIETNAM—2.2%
REAL ESTATE DEVELOPMENT—2.2%
Vinhomes JSC	266,500	685,006
(Cost $923,854)
TOTAL COMMON STOCKS
(Cost $33,904,857)		30,003,311
Total Investments
(Cost $33,904,857)	97.9%	$30,003,311
Unaffiliated Securities (Cost $33,904,857)		30,003,311
Other Assets in Excess of Liabilities	2.1%	647,586
NET ASSETS	100.0%	$30,650,897

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—96.6%	SHARES	VALUE
AGRICULTURAL & FARM MACHINERY—0.7%
Deere & Co.	1,527	$524,036
APPAREL ACCESSORIES & LUXURY GOODS—1.4%
Levi Strauss & Co., Cl. A	18,358	347,333
Lululemon Athletica, Inc.*	2,388	741,498
		1,088,831
APPLICATION SOFTWARE—8.9%
Adobe, Inc.*	5,654	2,318,819
Autodesk, Inc.*	3,176	687,032
Bill.com Holdings, Inc.*	1,861	251,384
Intuit, Inc.	2,702	1,232,571
Paycom Software, Inc.*	947	312,974
Salesforce, Inc.*	10,491	1,930,554
		6,733,334
AUTO PARTS & EQUIPMENT—0.8%
Aptiv PLC*	5,666	594,307
AUTOMOBILE MANUFACTURERS—3.1%
Tesla, Inc.*	2,633	2,347,188
BIOTECHNOLOGY—1.0%
Vertex Pharmaceuticals, Inc.*	2,680	751,499
BUILDING PRODUCTS—0.5%
Allegion PLC	3,268	345,428
CONSUMER FINANCE—0.5%
American Express Co.	2,261	348,239
DATA PROCESSING & OUTSOURCED SERVICES—4.9%
PayPal Holdings, Inc.*	4,775	413,181
Visa, Inc., Cl. A	15,505	3,288,765
		3,701,946
DISTRIBUTORS—0.4%
Pool Corp.	929	332,303
ELECTRIC UTILITIES—0.7%
NextEra Energy, Inc.	5,908	499,167
ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
Eaton Corp., PLC	3,523	522,778
Generac Holdings, Inc.*	1,496	401,377
Rockwell Automation, Inc.	1,599	408,193
		1,332,348
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.2%
Cognex Corp.	3,907	199,179
Trimble, Inc.*	7,334	509,199
Zebra Technologies Corp., Cl. A*	530	189,576
		897,954
ELECTRONIC MANUFACTURING SERVICES—1.3%
Flex Ltd.*	56,652	951,754
ENVIRONMENTAL & FACILITIES SERVICES—0.7%
Tetra Tech, Inc.	3,425	524,950

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—96.6% (CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—2.7%
CME Group, Inc., Cl. A	2,074	$413,722
S&P Global, Inc.	4,366	1,645,676
		2,059,398
FOOD DISTRIBUTORS—0.7%
Sysco Corp.	5,920	502,608
FOOTWEAR—1.2%
NIKE, Inc., Cl. B	8,142	935,679
HEALTHCARE DISTRIBUTORS—0.5%
McKesson Corp.	1,041	355,585
HEALTHCARE EQUIPMENT—0.9%
Dexcom, Inc.*	2,700	221,616
Edwards Lifesciences Corp.*	4,366	438,958
		660,574
HEALTHCARE SERVICES—1.4%
Cigna Corp.	3,875	1,067,020
HEALTHCARE SUPPLIES—0.4%
Align Technology, Inc.*	1,128	316,934
HOME IMPROVEMENT RETAIL—2.4%
The Home Depot, Inc.	6,091	1,833,026
HOUSEHOLD PRODUCTS—1.2%
The Procter & Gamble Co.	6,776	941,254
INDUSTRIAL CONGLOMERATES—1.1%
Honeywell International, Inc.	4,177	803,905
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	2,905	721,108
INDUSTRIAL MACHINERY—0.6%
Xylem, Inc.	5,375	494,661
INTERACTIVE HOME ENTERTAINMENT—0.5%
Take-Two Interactive Software, Inc.*	3,084	409,339
INTERACTIVE MEDIA & SERVICES—4.6%
Alphabet, Inc., Cl. A*	16,160	1,879,731
Alphabet, Inc., Cl. C*	13,940	1,625,962
		3,505,693
INTERNET & DIRECT MARKETING RETAIL—6.4%
Amazon.com, Inc.*	35,940	4,850,103
INVESTMENT BANKING & BROKERAGE—1.3%
Morgan Stanley	11,732	989,008
IT CONSULTING & OTHER SERVICES—1.0%
Accenture PLC, Cl. A	2,401	735,330
LEISURE FACILITIES—0.8%
Vail Resorts, Inc.	2,419	573,617
LIFE SCIENCES TOOLS & SERVICES—2.3%
Agilent Technologies, Inc.	4,610	618,201
Danaher Corp.	3,769	1,098,550
		1,716,751
MANAGED HEALTHCARE—1.2%
Humana, Inc.	1,867	899,894

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—96.6% (CONT.)	SHARES	VALUE
METAL & GLASS CONTAINERS—0.9%
Ball Corp.	9,682	$710,852
MOVIES & ENTERTAINMENT—1.0%
Live Nation Entertainment, Inc.*	8,120	763,199
PHARMACEUTICALS—2.9%
Bristol-Myers Squibb Co.	8,904	656,937
Merck & Co., Inc.	8,311	742,505
Zoetis, Inc., Cl. A	4,472	816,363
		2,215,805
RAILROADS—0.8%
Union Pacific Corp.	2,735	621,666
RESTAURANTS—0.9%
Starbucks Corp.	7,708	653,484
SEMICONDUCTOR EQUIPMENT—4.8%
Applied Materials, Inc.	6,450	683,571
ASML Holding NV#	1,580	907,615
Lam Research Corp.	2,569	1,285,810
SolarEdge Technologies, Inc.*	2,094	754,113
		3,631,109
SEMICONDUCTORS—5.3%
Advanced Micro Devices, Inc.*	4,705	444,481
NVIDIA Corp.	11,997	2,179,015
Taiwan Semiconductor Manufacturing Co., Ltd.#	11,145	986,110
Universal Display Corp.	3,508	405,034
		4,014,640
SOFT DRINKS—1.4%
PepsiCo, Inc.	5,971	1,044,686
SYSTEMS SOFTWARE—11.6%
Microsoft Corp.	31,384	8,810,744
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.0%
Apple, Inc.	32,436	5,271,174
TOTAL COMMON STOCKS
(Cost $34,433,293)		73,082,130

REAL ESTATE INVESTMENT TRUST—3.2%	SHARES	VALUE
INDUSTRIAL—1.3%
Prologis, Inc.	7,288	966,097
SPECIALIZED—1.9%
Equinix, Inc.	1,513	1,064,759
SBA Communications Corp., Cl. A	1,119	375,749
		1,440,508
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,412,758)		2,406,605

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

		VALUE
Total Investments
(Cost $35,846,051)	99.8%	$75,488,735
Unaffiliated Securities (Cost $35,846,051)		75,488,735
Other Assets in Excess of Liabilities	0.2%	167,537
NET ASSETS	100.0%	$75,656,272

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series – Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms, Class I shares, Class Z shares and Class Y shares are sold to institutional investors without an initial or deferred sales charge and Class Z shares and Class Y shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a)   Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Swap contracts are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared Swaps”). Centrally cleared swaps are valued at the last reported sale on the clearing exchange.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the Trust’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair value determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While Committee meetings are held on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s prices.

In December 2020, the Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Board to designate the Funds’ investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”), to perform the Funds’ fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations. Compliance with Rule 2a-5 will not be required until September 2022. The Funds, the Board, and the Investment Manager are currently in the process of implementing the requirements of Rule 2a-5 for compliance with these requirements by the September 2022 compliance deadline.

(b)   Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2022, in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$382,876,935		$354,677,899	$28,199,036	$—
Consumer Discretionary	886,122,679		885,079,578	—	1,043,101
Consumer Staples	83,876,059		83,876,059	—	—
Energy	275,056,987		275,056,987	—	—
Financials	137,703,046		137,703,046	—	—
Healthcare	914,098,816		887,557,521	26,541,295	—
Industrials	297,925,559		297,925,559	—	—
Information Technology	1,533,436,705		1,533,436,705	—	—
Materials	71,043,882		71,043,882	—	—
Real Estate	41,752,325		41,752,325	—	—
Utilities	53,978,295		53,978,295	—	—
TOTAL COMMON STOCKS	$4,677,871,288		$4,622,087,856	$54,740,331	$1,043,101
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
Information Technology	9,310,343		—	—	9,310,343
TOTAL PREFERRED STOCKS	$9,310,343		$—	$—	$9,310,343
REAL ESTATE INVESTMENT TRUST
Real Estate	32,044,567		32,044,567	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	14,187,516		—	—	14,187,516
TOTAL INVESTMENTS IN SECURITIES	$4,733,413,714		$4,654,132,423	$54,740,331	$24,540,960
SECURITIES SOLD SHORT COMMON STOCKS
Communication Services	9,348,483		9,348,483	—	—
Consumer Discretionary	91,185,441		91,185,441	—	—
Consumer Staples	20,501,695		20,501,695	—	—
Exchange Traded Funds	47,547,755		47,547,755	—	—
Financials	28,894,474		28,894,474	—	—
Healthcare	25,239,103		25,239,103	—	—
Information Technology	48,832,885		48,832,885	—	—
Market Indices	132,959,752		132,959,752	—	—
TOTAL COMMON STOCKS	$404,509,588		$404,509,588	$—	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$12,582,663		$8,524,332	$4,058,331	$—
Consumer Discretionary	48,917,460		48,917,460	—	—
Energy	36,976,122		36,976,122	—	—
Financials	36,232,011		36,232,011	—	—
Healthcare	82,063,121		77,377,888	1,199,968	3,485,265
Industrials	71,046,772		71,046,772	—	—
Information Technology	120,492,139		120,492,139	—	—
Materials	9,063,863		9,063,863	—	—
Real Estate	13,241,862		13,241,862	—	—
TOTAL COMMON STOCKS	$430,616,013		$421,872,449	$5,258,299	$3,485,265
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	74,404		—	—	74,404
REAL ESTATE INVESTMENT TRUST
Real Estate	2,464,025		2,464,025	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,754,439		—	—	1,754,439
PURCHASED OPTIONS
Healthcare	153,000		58,500	94,500	—
TOTAL INVESTMENTS IN SECURITIES	$435,061,881		$424,394,974	$5,352,799	$5,314,108
SECURITIES SOLD SHORT COMMON STOCKS
Communication Services	9,107,921		9,107,921	—	—
Consumer Discretionary	45,007,117		45,007,117	—	—
Consumer Staples	3,015,416		3,015,416	—	—
Exchange Traded Funds	32,233,714		32,233,714	—	—
Financials	10,515,192		10,515,192	—	—
Healthcare	22,631,732		22,012,596	619,136	—
Industrials	33,219,918		33,219,918	—	—
Information Technology	40,709,028		40,709,028	—	—
Market Indices	11,020,821		11,020,821	—	—
Materials	14,054,167		14,054,167	—	—
Real Estate	7,648,839		7,648,839	—	—
TOTAL COMMON STOCKS	$229,163,865		$228,544,729	$619,136	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	4,880,381		4,880,381	—	—
TOTAL SECURITIES SOLD SHORT	$234,044,246		$233,425,110	$619,136	$—
FINANCIAL DERIVATIVE INSTRUMENTS - ASSETS
Swaps - Contracts for difference	$106,649		$—	$106,649	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Emerging Markets Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$7,540,749	$2,445,908	$5,094,841	$—
Consumer Staples	1,461,989	—	1,461,989	—
Energy	958,018	—	958,018	—
Financials	5,540,811	1,835,790	3,705,021	—
Healthcare	1,234,415	350,538	883,877	—
Industrials	1,631,925	636,458	995,467	—
Information Technology	9,639,309	3,193,202	6,446,107	—
Materials	1,311,089	—	1,311,089	—
Real Estate	685,006	—	685,006	—
TOTAL COMMON STOCKS	$30,003,311	$8,461,896	$21,541,415	$—
TOTAL INVESTMENTS IN SECURITIES	$30,003,311	$8,461,896	$21,541,415	$—

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	4,678,231	4,678,231	—	—
Consumer Discretionary	13,208,538	13,208,538	—	—
Consumer Staples	2,488,548	2,488,548	—	—
Financials	3,396,645	3,396,645	—	—
Healthcare	7,984,062	7,984,062	—	—
Industrials	4,646,994	4,646,994	—	—
Information Technology	34,747,985	34,747,985	—	—
Materials	1,431,960	1,431,960	—	—
Utilities	499,167	499,167	—	—
TOTAL COMMON STOCKS	$73,082,130	$73,082,130	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	2,406,605	2,406,605	—	—
TOTAL INVESTMENTS IN SECURITIES	$75,488,735	$75,488,735	$—	$—

*Alger Spectra Fund’s and Alger Dynamic Opportunities Fund’s holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2022.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2021	$2,371,235
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,328,134)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	1,043,101
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(1,328,134)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2021	$13,025,390	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(3,715,047)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	9,310,343	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(3,715,047)

Alger Spectra Fund	Special Purpose Vehicle
Opening balance at November 1, 2021	$19,486,623
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(5,299,107)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	14,187,516
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(5,299,107)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2021	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	3,485,265
Sales	—
Closing balance at July 31, 2022	3,485,265
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$—

Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2021	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—

Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$—

Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2021	$94,581
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(20,177)

Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	74,404
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(20,177)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Special Purpose Vehicle
Opening balance at November 1, 2021	$2,408,930
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(654,491)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	1,754,439
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(654,491)

* Includes securities that are fair valued at zero.

The following table provides quantitative information about each Fund’s Level 3 fair value measurements of its investments as of July 31, 2022. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund’s fair value measurements.

	Fair Value July 31, 2022	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Spectra Fund
Common Stocks	$1,043,101	Income Approach	Discount Rate Probability of Success	6.80% 15.00%-50.00%	N/A
Preferred Stocks	—*	Income Approach	Discount Rate	100.00%	N/A
Preferred Stocks	9,310,343	Market Approach	Transaction Price Revenue Multiple	N/A 20.00x-22.00x	N/A
Special Purpose Vehicle	14,187,516	Market Approach	Transaction Price Revenue Multiple	N/A 20.00x-22.00x	N/A

Alger Dynamic Opportunities Fund
Common Stocks	$3,485,265	Market Approach	Priced at Cost	N/A	N/A
Preferred Stocks	—*	Income Approach	Discount Rate	100.00%	N/A
Rights	74,404	Income Approach	Discount Rate Probability of Success	9.06%-9.20% 0.00%-60.00%	N/A
Special Purpose Vehicle	1,754,439	Market Approach	Transaction Price Revenue Multiple	N/A 20.00x-22.00x	N/A

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2022.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The significant unobservable inputs used in the fair value measurement of each Fund’s securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of July 31, 2022, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign Cash and Cash Equivalents:
Alger Spectra Fund	$998,907	$5	$998,902	$—
Collateral held for short sales(a)	60,427,437	60,427,437	—	—
Due to broker(b)	(142,168,141)	(142,168,141)	—	—
Alger Dynamic Opportunities Fund	74,206,727	47	74,206,680	—
Collateral held for short sales(a)	259,164,763	259,164,763	—	—
Alger Emerging Markets Fund	557,574	322,747	234,827	—
Alger Responsible Investing Fund	264,557	—	264,557	—

(a)	The collateral held for short sales balance represents restricted cash held at prime brokers as of July 31, 2022.
(b)	The due to broker balance represents a margin payable related to short sales due to prime brokers as of July 31, 2022.

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the nine months ended July 31, 2022, options were used in accordance with these objectives.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract. The purchased options included on the Schedule of Investments are exchange traded and not subject to offsetting.

Swaps — Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of swaps or securities representing a particular index. The “notional amount” of the swap agreement is only used as a basis upon which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

Contracts for Differences — The Funds may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from a decrease in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be made at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. A Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD. The use of swap agreements is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If Alger Management is incorrect in its forecasts of applicable market factors, or a counterparty defaults, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. In addition, it is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Affiliated Securities:

During the nine-month period ended July 31, 2022, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the nine-month period ended July 31, 2022 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2021	Shares Purchased	Shares Sold	Shares Held at July 31, 2022	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2022
Alger Spectra Fund
Common Stocks
Shake Shack, Inc., Cl. A**	1,270,946	2,263,630	(1,387,456)	2,147,120	$—	$641,499	$(2,188,452)	$110,490,795
Preferred Stocks
Prosetta Biosciences, Inc., Series D***	2,912,012	—	—	2,912,012	—	—	—	—	*
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	294	—	—	294	—	—	(3,096,702)	8,671,530
Crosslink Ventures Capital LLC, Cl. B	183	—	—	183	—	—	(2,202,405)	5,515,986
Total					$—	$641,499	$(7,487,559)	$124,678,311

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2021	Shares Purchased	Shares Sold	Shares Held at July 31, 2022	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2022
Alger Dynamic
Opportunities Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D***	41,418	—	—	41,418	$—	$—	$—	$—	*
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	37	—	—	37	—	—	(389,721)	1,091,315
Crosslink Ventures Capital LLC, Cl. B	22	—	—	22	—	—	(264,770)	663,124
Total					$—	$—	$(654,491)	$1,754,439

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2022.

** Non-affiliated at October 31, 2021.

*** Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Funds because the Funds and Prosetta Biosciences, Inc., Series D are under common control.